Net Interest Income and Average Balance Sheet and Interest Rates - Average balance sheet and interest rates - Assets (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Interest earning assets
Average balance	$ 1,002,856	$ 970,055	$ 940,449
Interest income	$ 55,042	$ 54,347	$ 43,752
Average rate %	5.50%	5.60%	4.70%
Non-interest earning assets
Average balance	$ 108,223	$ 87,254	$ 82,779
Total assets
Average balance	1,111,079	1,057,309	1,023,228
Mortgage offset balances	65,482	57,028	49,702
Derivative financial instruments
Non-interest earning assets
Average balance	24,885	16,786	23,423
All other assets
Non-interest earning assets
Average balance	83,338	70,468	59,356
Australia | Loans
Interest earning assets
Average balance	660,395	633,772	607,154
Interest income	$ 39,151	$ 37,865	$ 30,164
Average rate %	5.90%	6.00%	5.00%
Australia | Loans | Housing loans
Interest earning assets
Average balance	$ 445,860	$ 439,121	$ 424,427
Interest income	$ 25,527	$ 24,982	$ 19,640
Average rate %	5.70%	5.70%	4.60%
Australia | Loans | Personal loans
Interest earning assets
Average balance	$ 9,450	$ 10,684	$ 11,954
Interest income	$ 969	$ 1,039	$ 1,001
Average rate %	10.30%	9.70%	8.40%
Australia | Loans | Business loans
Interest earning assets
Average balance	$ 205,085	$ 183,967	$ 170,773
Interest income	$ 12,655	$ 11,844	$ 9,523
Average rate %	6.20%	6.40%	5.60%
Australia | Trading securities and financial assets measured at FVIS
Interest earning assets
Average balance	$ 38,878	$ 28,605	$ 23,486
Interest income	$ 1,615	$ 1,223	$ 843
Average rate %	4.20%	4.30%	3.60%
Australia | Investment securities
Interest earning assets
Average balance	$ 102,571	$ 85,208	$ 66,631
Interest income	$ 4,183	$ 3,227	$ 1,822
Average rate %	4.10%	3.80%	2.70%
Australia | Other interest earning assets
Interest earning assets
Average balance	$ 54,359	$ 79,226	$ 96,291
Interest income	$ 2,091	$ 3,340	$ 3,424
Average rate %	3.80%	4.20%	3.60%
New Zealand | Loans
Interest earning assets
Average balance	$ 93,509	$ 92,222	$ 90,130
Interest income	$ 5,680	$ 6,155	$ 5,028
Average rate %	6.10%	6.70%	5.60%
New Zealand | Loans | Housing loans
Interest earning assets
Average balance	$ 61,975	$ 60,810	$ 59,319
Interest income	$ 3,564	$ 3,561	$ 2,702
Average rate %	5.80%	5.90%	4.60%
New Zealand | Loans | Personal loans
Interest earning assets
Average balance	$ 1,061	$ 1,063	$ 1,094
Interest income	$ 101	$ 97	$ 102
Average rate %	9.50%	9.10%	9.30%
New Zealand | Loans | Business loans
Interest earning assets
Average balance	$ 30,473	$ 30,349	$ 29,717
Interest income	$ 2,015	$ 2,497	$ 2,224
Average rate %	6.60%	8.20%	7.50%
New Zealand | Trading securities and financial assets measured at FVIS
Interest earning assets
Average balance	$ 5,279	$ 4,718	$ 3,959
Interest income	$ 217	$ 251	$ 201
Average rate %	4.10%	5.30%	5.10%
New Zealand | Investment securities
Interest earning assets
Average balance	$ 7,174	$ 6,570	$ 6,164
Interest income	$ 265	$ 201	$ 148
Average rate %	3.70%	3.10%	2.40%
New Zealand | Other interest earning assets
Interest earning assets
Average balance	$ 7,176	$ 8,636	$ 10,496
Interest income	$ 271	$ 465	$ 496
Average rate %	3.80%	5.40%	4.70%
Other overseas | Loans
Interest earning assets
Average balance	$ 10,456	$ 6,666	$ 6,548
Interest income	$ 620	$ 440	$ 390
Average rate %	5.90%	6.60%	6.00%
Other overseas | Loans | Housing loans
Interest earning assets
Average balance	$ 374	$ 407	$ 468
Interest income	$ 16	$ 17	$ 18
Average rate %	4.30%	4.20%	3.80%
Other overseas | Loans | Personal loans
Interest earning assets
Average balance	$ 7	$ 7	$ 7
Interest income	$ 1	$ 1	$ 1
Average rate %	14.30%	14.30%	14.30%
Other overseas | Loans | Business loans
Interest earning assets
Average balance	$ 10,075	$ 6,252	$ 6,073
Interest income	$ 603	$ 422	$ 371
Average rate %	6.00%	6.70%	6.10%
Other overseas | Trading securities and financial assets measured at FVIS
Interest earning assets
Average balance	$ 4,229	$ 3,027	$ 2,641
Interest income	$ 175	$ 126	$ 99
Average rate %	4.10%	4.20%	3.70%
Other overseas | Investment securities
Interest earning assets
Average balance	$ 3,524	$ 2,147	$ 2,082
Interest income	$ 139	$ 66	$ 67
Average rate %	3.90%	3.10%	3.20%
Other overseas | Other interest earning assets
Interest earning assets
Average balance	$ 15,306	$ 19,258	$ 24,867
Interest income	$ 635	$ 988	$ 1,070
Average rate %	4.10%	5.10%	4.30%